FAIR VALUE MEASUREMENTS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Apr. 30, 2014	Jun. 21, 2012
HVO
Contingent consideration related to business acquisition
Investments in marketable securities	$ 11.4
Unrealized trading gains (losses)	0.1	$ (0.7)
Level 1 | HVO
Contingent consideration related to business acquisition
Investments in marketable securities	11.4
Unrealized trading gains (losses)	0.1
Revolving credit facility
Contingent consideration related to business acquisition
Maximum borrowing capacity	$ 600.0	$ 600.0	$ 600.0	$ 500.0